FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
Summary of fair value of financial instruments

	2025		2024
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Short-term investments	445,627	445,627	509,030	509,030
Trade accounts receivable - net	4,810,640	4,810,640	5,176,958	5,176,958
Fair value of derivatives	36,623	36,623	52,868	52,868
Other current assets	678,899	678,899	626,148	626,148
Other non-current assets	387,708	387,708	358,806	358,806
Liabilities
Trade accounts payable - domestic market	3,641,918	3,641,918	3,892,296	3,892,296
Trade accounts payable - debtor risk	381,415	381,415	459,899	459,899
Trade accounts payable - imports	986,338	986,338	1,365,909	1,365,909
Loans and Financing	9,774,752	10,311,438	9,808,021	9,842,254
Debentures	4,407,399	4,403,314	3,828,463	3,829,910
Fair value of derivatives	3,306	3,306	1,747	1,747
Other current liabilities	1,557,010	1,557,010	2,043,921	2,043,921
Other non-current liabilities	471,140	471,140	587,081	587,081

Summary of capital management risk

Net debt/EBITDA	Less or equal to 1.5 times
Gross debt limit	R$ 12 billion
Average maturity	more than 6 years

Schedule of maturity of Long term loans and financing, and debentures

	2025
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable - domestic market	3,641,918	3,641,918	—	—	—
Trade accounts payable - debtor risk	381,415	381,415	—	—	—
Trade accounts payable - import	986,338	986,338	—	—	—
Loans and financing	17,760,275	897,295	3,142,016	1,128,975	12,591,989
Debentures	7,516,287	725,711	1,362,204	3,519,966	1,908,406
Fair value of derivatives	3,306	3,306	—	—	—
Other current liabilities	1,557,010	1,557,010	—	—	—
Other non-current liabilities	471,140	—	38,764	—	432,376
	32,317,689	8,192,993	4,542,984	4,648,941	14,932,771

	2024
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable - domestic market	3,892,296	3,892,296	—	—	—
Trade accounts payable - debtor risk	459,899	459,899	—	—	—
Trade accounts payable - import	1,365,909	1,365,909	—	—	—
Loans and financing	15,543,368	569,411	1,287,591	3,520,542	10,165,824
Debentures	6,027,093	485,247	1,709,221	2,257,447	1,575,178
Fair value of derivatives	1,747	1,747	—	—	—
Other current liabilities	2,043,921	2,043,921	—	—	—
Other non-current liabilities	587,081	—	51,841	—	535,240
	29,921,314	8,818,430	3,048,653	5,777,989	12,276,242

Schedule of sensitivity analysis of financial instrument

Assumptions	Percentage of change	2025	2024
Foreign currency sensitivity analysis - Loans and financing	5%	217,347	124,447
Foreign currency sensitivity analysis - Imports/Exports	5%	13,370	44,777
Interest rate sensitivity analysis	10 bps	43,547	44,299
Sensitivity analysis of changes in prices of products sold	1%	698,585	670,267
Sensitivity analysis of changes in raw material and commodity prices	1%	445,379	419,850
Commodity contracts	5%	4,130	3,113
Swaps USD x DI	5%	8,643	9,556
Swaps IPCA x DI	5%	252	—

Schedule of financial instruments per category

		Financial asset at fair
2025	Financial asset at	value through profit or
Assets	amortized cost	loss	Total
Short-term investments	—	445,627	445,627
Trade accounts receivable - net	4,810,640	—	4,810,640
Fair value of derivatives	—	36,623	36,623
Other current assets	665,020	13,879	678,899
Other non-current assets	387,708	—	387,708
Total	5,863,368	496,129	6,359,497
Financial income (expenses) on December 31, 2025	240,477	311,604	552,081

	Financial liability at fair
2025	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Trade accounts payable - domestic market	—	3,641,918	3,641,918
Trade accounts payable - debtor risk	—	381,415	381,415
Trade accounts payable - import	—	986,338	986,338
Loans and financing	—	9,774,752	9,774,752
Debentures	—	4,407,399	4,407,399
Fair value of derivatives	3,306	—	3,306
Other current liabilities	—	1,557,010	1,557,010
Other non-current liabilities	—	471,140	471,140
Total	3,306	21,219,972	21,223,278
Financial income (expenses) on December 31, 2025	(67,733)	(1,698,969)	(1,766,702)

		Financial asset at fair
2024	Financial asset at	value through profit or
Assets	amortized cost	loss	Total
Short-term investments	—	509,030	509,030
Trade accounts receivable - net	5,176,958	—	5,176,958
Fair value of derivatives	—	52,868	52,868
Other current assets	608,182	17,966	626,148
Other non-current assets	356,414	2,392	358,806
Total	6,141,554	582,256	6,723,810
Financial income (expenses) on December 31, 2024	823,590	440,223	1,263,813

	Financial liability at fair
2024	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Trade accounts payable - domestic market	—	3,892,296	3,892,296
Trade accounts payable - debtor risk	—	459,899	459,899
Trade accounts payable - import	—	1,365,909	1,365,909
Loans and financing	—	9,808,021	9,808,021
Debentures	—	3,828,463	3,828,463
Fair value of derivatives	1,747	—	1,747
Other current liabilities	—	2,043,921	2,043,921
Other non-current liabilities	—	587,081	587,081
Total	1,747	21,985,590	21,987,337
Financial income (expenses) on December 31, 2024	(263,644)	(3,023,656)	(3,287,300)

Summary of derivative instruments

		Notional value		Amount receivable		Amount payable
Contracts	Position	2025	2024	2025	2024	2025	2024
Commodity derivatives
Maturity in 2025	buyed in US$	US$ 1.1 million	US$ 4.3 million	—	—	—	1,747

Commodity contracts
Maturity in 2026	—	—	—	20,113	16,921	—	—

Swaps USD x DI
Maturity in 2026	107.9% of CDI	US$ 30.6 million	US$ 30.6 million	16,510	35,947	—	—

Swaps IPCA x DI
Maturity in 2026	CDI - 1.10%	R$ 300 million	—	—	—	2,192	—
Maturity in 2026	CDI - 0.90%	R$ 150 million	—	—	—	1,114	—

Total fair value of financial instruments				36,623	52,868	3,306	1,747

Fair value of derivatives	2025	2024
Current assets	36,623	16,921
Non-current assets	—	35,947
	36,623	52,868
Fair value of derivatives
Current liabilities	3,306	1,747
	3,306	1,747

	2025	2024
Net Income
Gains on financial instruments	22,107	86,743
Losses on financial instruments	(67,733)	(263,644)
	(45,626)	(176,901)
Other comprehensive income
Losses on financial instruments	—	(783)
	—	(783)

Summary of changes in liabilities of cash flow from financing activities

		Cash transactions		Non cash transactions
				Interest expense
		Proceeds/	Interest	on loans and
		(Repayment)	paid on	Interest on	Exchange
	Balances as of	from financing	loans and	loans with	variation	Balances as of
	January 1, 2023	activities	financing	related parties	and others	December 31, 2023
Related parties	24,890	102	—	—	—	24,992
Leasing payable	1,030,643	(388,202)	(127,787)	127,787	635,161	1,277,602
Debt, Debentures and Losses/Gains on financial instruments - Derivative instruments	12,623,174	(1,054,000)	(858,301)	840,069	(637,752)	10,913,190

		Cash transactions		Non cash transactions
				Interest expense
		Proceeds/	Interest	on loans and
		(Repayment)	paid on	Interest on	Exchange
	Balances as of	from financing	loans and	loans with	variation	Balances as of
	December 31, 2023	activities	financing	related parties	and others	December 31, 2024
Related parties	24,992	(24,992)	—	—	—	—
Leasing payable	1,277,602	(459,504)	(129,137)	129,137	462,571	1,280,669
Debt, Debentures and Losses/Gains on financial instruments - Derivative instruments	10,913,190	648,432	(946,936)	796,933	2,173,744	13,585,363

		Cash transactions		Non cash transactions
				Interest expense
		Proceeds/	Interest	on loans and
		(Repayment)	paid on	Interest on	Exchange
	Balances as of	from financing	loans and	loans with	variation	Balances as of
	December 31, 2024	activities	financing	related parties	and others	December 31, 2025
Leasing payable	1,280,669	(487,784)	(122,321)	122,321	(675,186)	117,699
Debt, Debentures and Losses/Gains on financial instruments - Derivative instruments	13,585,363	1,226,610	(1,461,147)	1,274,472	(476,464)	14,148,834